Property, vessels and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, vessels and equipment [Abstract]
Summary of Property, Vessels and Equipment
Property, vessels and equipment as of December 31, 2021 and 2020 are summarized as follows:

	2021
	Net balances at beginning of year	Additions		Disposals			Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives(years)
Vessels	$182,055	$-		$119,832		(a)	$(51,591)	(b)	$10,632	$-	25
Maritime equipment	-	33,836		-			37,002		-	70,838	3
Shipyard	190	-		-			-		41	149	40
Major vessel maintenance	6,858	-		5,486			2,376		1,803	1,945	2.5
Buildings and facilities	286,232	-		48,869		(c)	(108,094)	(b)	12,555	116,714	20 & 25
Warehousing equipment	450	-		-			-		63	387	10
Computer equipment	397	100		-			-		220	277	3 & 4
Terminal equipment	24,309	1,381		-			-		2,353	23,337	10
Ground transportation equipment	3,730	54		-			-		1,220	2,564	4.5 & 10
Other equipment	9,500	89		-			23		1,178	8,434
	513,721	35,460		174,187			(120,284)		30,065	224,645
Lands	1,934,345	-		158,287	(c)		(576,508)	(b)	-	1,199,550
Constructions in progress	83,930	40,008	(d)	-			(7,195)		-	116,743
	$2,531,996	$75,468		$332,474			$(703,987)		$30,065	$1,540,938

	2020
	Net balances at beginning of year	Additions	Disposals		Transfers and others		Depreciation / loss from revaluation	Net balances at year end	Estimated useful lives(years)
Vessels	$214,938	$-	$-		$(16,241)	(e)	$16,642	$182,055	25
Shipyard	232	-	-		-		42	190	40
Major vessel maintenance	15,180	-	-		5,871		14,193	6,858	2.5
Buildings and facilities	299,660	3,432	-		-		16,860	286,232	20 & 25
Warehousing equipment	205	616	-		-		371	450	10
Computer equipment	456	214	-		-		273	397	3 & 4
Terminal equipment	26,035	999	281		-		2,444	24,309	10
Ground transportation equipment	5,027	79	-		28		1,404	3,730	4.5 & 10
Other equipment	10,892	166	180		1		1,379	9,500
	572,625	5,506	461		(10,341)		53,608	513,721
Lands	1,597,923	-	-		336,422	(e)	-	1,934,345
Constructions in progress	114,872	22,869	31,804	(f)	(22,007)		-	83,930
	$2,285,420	$28,375	$32,265		$304,074		$53,608	$2,531,996

All the amounts for depreciation and for loss from revaluation are included as part of the depreciation, amortization, and loss from revaluation on the consolidated statements of profit or loss.

The accumulated depreciation on property, vessels and equipment at December 31, 2021 and 2020 is $197,950 and $290,056, respectively.

(a)
On January 8, 2021, the ship 2Olmeca” was sold to company Athene Shipping Limited, which was delivered in Singapore. The cash received was used to prepay the line of credit with Act Maritime LLC for $3.5 million dollars in December 2020.

(b)	It is mainly made up of the transfer to the assets classified as held for sale for $446,951 and the cancellation of the revaluation surplus for $284,584.

(c)	It is mainly made up of the write-offs of 3 properties for $191,000, registering a loss of $130,000, recorded under other expenses (see Note 19).

(d)	Corresponds mainly to investments in Inmobiliaria Dos Naciones, S. de R.L. of C.V. for the Dam project.

(e)	It is mainly comprised of the surplus for revaluation of land for $330,571 and a deficit for revaluation of vessels for $16,135.

(f)	Corresponds mainly to the cancellation of the project called “Terminal Quintana Roo”, derived from changes in the conditions of the project previously considered by Management.

Cost Model Revalued Carrying Amounts
If the cost model had been used, the revalued carrying amounts for vessels, land and properties as of December 31, 2021 and 2020, would be as follows:

	2021	2020
Vessels	$8,206	$102,993
Lands	715,613	715,616
Properties	133,342	140,360
	$857,161	$958,969